2. Presentation of Financial Statements and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Presentation Of Financial Statements And Summary Of Significant Accounting Policies
Presentation of Financial Statements and Summary of Significant Accounting Policies

The Company’s consolidated financial statements were prepared in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

All relevant specific information of the financial statements, and only this information, is being presented and correspond to that used by the Company’s and its subsidiaries’ Management.

The presentation currency of the Company’s consolidated financial statements is the Brazilian Real (“R$”), which is the Company’s functional currency.

The Company and its subsidiaries applied the accounting policies described below in a consistent manner for all years presented in the consolidated financial statements.

a.	Recognition of Income

Revenue is measured at the fair value of the consideration received or receivable, net of sales returns, discounts, and other deductions, if applicable.

Revenue from sales of fuels and lubricants is recognized when the products are delivered to gas stations and to large consumers. Revenue from sales of LPG is recognized when the products are delivered to customers at home, to independent dealers and to industrial and commercial customers. Revenue from sales of pharmaceuticals is recognized when the products are delivered to end user customers in own drugstores and when the products are delivered to independent resellers. Revenue from sales of chemical products is recognized when the products are delivered to industrial customers, depending of the freight mode of delivery. The revenue provided from storage services is recognized as services are performed. Costs of products sold and services provided include goods (mainly fuels, lubricants, LPG, and pharmaceutical products), raw materials (chemicals and petrochemicals) and production, distribution, storage, and filling costs.

b.	Cash and Cash Equivalents

Includes cash, banks deposits, and short-term, highly-liquid investments that are readily convertible into a known amount of cash and are subject to an insignificant risk of change in value. See Note 4 for further details on cash and cash equivalents of the Company and its subsidiaries.

c.	Financial Assets

In accordance with International Accounting Standards (“IAS”) 32, IAS 39, and IFRS 7, the financial assets of the Company and its subsidiaries are classified in accordance with the following categories:

·	Measured at fair value through profit or loss: financial assets held for trading, that is, acquired or incurred principally for the purpose of selling or repurchasing in the near term, and derivatives. The balances are stated at fair value. The interest earned, the exchange variation, and changes in fair value are recognized in profit or loss.

·	Held to maturity: non-derivative financial assets with fixed or determinable payments, and fixed maturities for which the entity has the positive intention and ability to hold to maturity. The interest earned and the foreign currency exchange variation are recognized in profit or loss, and balances are stated at acquisition cost plus the interest earned, using the effective interest rate method.

·	Available for sale: non-derivative financial assets that are designated as available for sale or that are not classified into other categories at initial recognition. The balances are stated at fair value, and the interest earned and the foreign currency exchange variation are recognized in profit or loss. Differences between fair value and acquisition cost plus the interest earned are recognized in other comprehensive income in the “Valuation adjustments”. Accumulated gains and losses recognized in shareholders’ equity are reclassified to profit or loss in case of prepayment.

·	Loans and receivables: non-derivative financial assets with fixed or determinable payments or receipts, not quoted in an active market, except: (i) those which the entity intends to sell immediately or in the near term and which the entity classified as measured at fair value through profit or loss; (ii) those classified as available for sale; or (iii) those for which the Company may not recover substantially all of its initial investment for reasons other than credit deterioration. The interest earned and the foreign currency exchange variation are recognized in profit or loss. The balances are stated at acquisition cost plus interest, using the effective interest rate method.

The Company and its subsidiaries use financial instruments for hedging purposes, applying the concepts described below:

·	Hedge accounting - fair value hedge: financial instruments used to hedge exposure to changes in the fair value of an item, attributable to a particular risk, which can affect the entity’s profit or loss. In the initial designation of the fair value hedge, the relationship between the hedging instrument and the hedged item is documented, including the objectives of risk management, the strategy in conducting the transaction, and the methods to be used to evaluate its effectiveness. Once the fair value hedge has been qualified as effective, the hedge item is also measured at fair value. Gains and losses from hedge instruments and hedge items are recognized in profit or loss. The hedge accounting must be discontinued when the hedge becomes ineffective.

·	Hedge accounting - cash flow hedge: financial instruments used to hedge the exposure to variability in cash flows that is attributable to a risk associated with an asset or liability or highly probable transaction or firm commitment that may affect the income statements. The portion of the gain or loss on the hedging instrument that is determined to be effective relating to the effects of exchange rate effect, is recognized directly in equity in accumulated other comprehensive income as “Valuation adjustments” while the ineffective portion is recognized in profit or loss. Gains or losses on the hedging instrument relating to the effective portion of this hedge that had been recognized directly in accumulated other comprehensive income shall be recognized in profit or loss in the period in which the hedged item is recognized in profit or loss or as initial cost of non- financial assets, in the same line of the statement that the hedged item is recognized. The hedge accounting shall be discontinued when (i) the Company cancels the hedging relationship; (ii) the hedging instrument expires; and (iii) the hedging instrument no longer qualifies for hedge accounting. When hedge accounting is discontinued, gains and losses recognized in other comprehensive income in equity are reclassified to profit or loss in the period which the hedged item is recognized in profit or loss. If the transaction hedged is canceled or is not expected to occur, the cumulative gains and losses in other comprehensive income in equity shall be recognized immediately in profit or loss.

·	Hedge accounting - hedge of net investments in foreign operation: financial instruments used to hedge exposure on net investments in foreign subsidiaries due to the fact that the local functional currency is different from the functional currency of the Company. The portion of the gain or loss on the hedging instrument that is determined to be effective, referring to the exchange rate effect, is recognized directly in equity in accumulated other comprehensive income as cumulative translation adjustments, while the ineffective portion and the operating costs are recognized in profit or loss. The gain or loss on the hedging instrument that has been recognized directly in accumulated other comprehensive income shall be recognized in income upon disposal of the foreign operation.

For further detail on financial instruments of the Company and its subsidiaries, see Note 31.

d.	Trade Receivables

Trade receivables are recognized at the amount invoiced. An allowance for doubtful accounts is recorded based on estimated losses and is set at an amount deemed by management to be sufficient to cover any probable loss on realization of trade receivables (see Notes 5 and 31 - Customer Credit Risk).

e.	Inventories

Inventories are stated at the lower of acquisition cost or net realizable value (see Note 6). The cost value of inventory is measured using the weighted average cost and includes the costs of acquisition and processing directly and indirectly related to the units produced based on the normal capacity of production. Estimates of net realizable value are based on the average selling prices at the end of the reporting period, net of applicable direct selling expenses. Subsequent events related to the fluctuation of prices and costs are also considered, if relevant. If net realizable values are below inventory costs, a provision corresponding to this difference is recognized. Provisions are also made for obsolescence of products, materials, or supplies that (i) do not meet its subsidiaries’ specifications, (ii) have exceeded their expiration date, or (iii) are considered slow-moving inventory. This classification is made by management with the support of its industrial and operations teams.

f.	Investments

Investments in associates and joint ventures are accounted for under the equity method of accounting in the consolidated financial statements (see Note 11).

An associate is an investment, in which an investor has significant influence, that is, has the power to participate in the financial and operating decisions of the investee but does not exercise control.

A joint venture is an investment in which the shareholders have the right to net assets on behalf of a joint control. Joint control is the agreement which establish that decisions about the relevant activities of the investee require the consent from the parties that share control.

Other investments are stated at acquisition cost less provision for losses, unless the loss is considered temporary.

g.	Property, Plant, and Equipment

Property, plant, and equipment is recognized at acquisition or construction cost, including financial charges incurred on property, plant, and equipment under construction (see Note 12), as well as maintenance costs resulting from scheduled plant outages and estimated costs to remove, to decommission, or to restore assets (see Notes 2.m and 19), less accumulated depreciation and, when applicable, less provision for losses.

Depreciation is calculated using the straight-line method, over the periods mentioned in Note 12, taking into account the estimated useful lives of the assets, which are reviewed annually.

Leasehold improvements are depreciated over the shorter of the lease contract term and useful life of the property.

h.	Leases

•   Finance Leases

Certain lease contracts transfer substantially all the risks and benefits associated with the ownership of an asset to the subsidiaries. These contracts are characterized as finance leases, and assets thereunder are capitalized at lease commencement at their fair value or, if lower, present value of the minimum lease payments under the contracts. The items recognized as assets are depreciated and amortized using the lower of the straight-line method over the lower of the useful lives applicable to each group of assets or the contract terms, as mentioned in Notes 12 and 13. Financial charges under the finance lease contracts are allocated to profit or loss over the lease contract term, based on the amortized cost and the effective interest rate method of the related lease obligation (see Note 14.i).

•   Operating Leases

There are lease transactions where the risks and benefits associated with the ownership of the asset are not transferred and where there is no purchase option, or the purchase option at the end of the contract is equivalent to the market value of the leased asset. Payments made under an operating lease contract are recognized as cost or expense in the income statement on a straight-line basis over the term of the lease contract (see Note 32.c).

i.	Intangible Assets

Intangible assets include assets acquired by the Company and its subsidiaries from third parties, according to the criteria below (see Note 13):

•	Goodwill is carried net of accumulated amortization as of December 31, 2008, when it ceased to be amortized. Goodwill generated since January 1, 2009 is shown as intangible assets corresponding to the positive difference between the amount paid or payable to the seller and the fair value of the identified assets and liabilities assumed of the acquired entity. Goodwill is tested annually for impairment. Goodwill is allocated to the business segments, which represent the lowest level that goodwill is monitored by the Company for impairment testing purposes (see Note 13.i).
•	Exclusive rights disbursements as provided in Ipiranga’s agreements with reseller service stations and major consumers are recognized as distribution rights when paid and amortized according to the conditions established in the agreements (see Note 13.v).
•	Other intangible assets acquired from third parties, such as software, technology, and commercial property rights, are measured at the total acquisition cost and amortized using straight-line method, over the periods mentioned in Note 13, taking into account their useful life, which is reviewed annually.

The Company and its subsidiaries have not recognized intangible assets that were generated internally. The Company and its subsidiaries have goodwill and brands acquired in business combinations, which are evaluated as intangible assets with indefinite useful life (see Note 13 items i and vi).

j.	Other Assets

Other assets are stated at the lower of cost and realizable value, including, if applicable, interest earned, monetary changes and changes in exchange rates incurred or less a provision for loss and, if applicable, adjustment to present value (see Note 2.u).

k.	Financial Liabilities

The Company and its subsidiaries’ financial liabilities include trade payables and other payables, loans, debentures, finance leases and derivative financial instruments. Financial liabilities are classified as “financial liabilities at fair value through profit or loss” or “financial liabilities at amortized cost”. The financial liabilities at fair value through profit or loss refer to derivative financial instruments, subscription warrants, and financial liabilities designated as hedged items in a fair value hedge relationship upon initial recognition (see Note 2.c – Fair Value Hedge). The financial liabilities at amortized cost are stated at the initial transaction amount plus related charges and net of amortization and transaction costs. The charges are recognized in profit or loss using the effective interest rate method.

Transaction costs incurred and directly attributable to the activities necessary for contracting loans or for issuing bonds, as well as premiums and discounts upon issuance of debentures and other debt, are allocated to the instrument and amortized to profit or loss over its term, using the effective interest rate method (see Note 14.j).

l.	Income and Social Contribution Taxes on Income

Current and deferred income tax (“IRPJ”) and social contribution on net income tax (“CSLL”) are calculated based on their current rates, considering the value of tax incentives. Taxes are recognized based on the rates of IRPJ and CSLL provided for by the laws enacted on the last day of the financial statements. The current rates in Brazil are 25% for income tax and 9% for social contribution on net income tax. For further details about recognition and realization of IRPJ and CSLL, see Note 9.

For purposes of disclosure, deferred tax assets were offset against the deferred tax liability, income tax and social contribution, in the same taxable entity and the same taxation authority.

m.	Provision for Asset Retirement Obligation – Fuel Tanks

The Company and its subsidiaries have the legal obligation to remove Ipiranga’s underground fuel tanks located at Ipiranga-branded service stations after a certain period. The estimated cost of the obligation to remove these fuel tanks is recognized as a liability when the tanks are installed. The estimated cost is recognized in property, plant, and equipment and depreciated over the respective useful lives of the tanks. The amounts recognized as a liability are monetarily restated using the National Consumer Price Index (“IPCA”) until the respective tank is removed (see Note 19). An increase in the estimated cost of the obligation to remove the tanks could result in negative impact in future results. The estimated removal cost is reviewed and updated annually or when there is significant change in its amount and change in the estimated costs are recognized in income statements when they become known.

n.	Provisions for Tax, Civil, and Labor Risks

A provision for tax, civil and labor risks is recognized for quantifiable risks, when the chance of loss is more-likely-than-not in the opinion of management and internal and external legal counsel, and the amounts are recognized based on the evaluation of the outcomes of the legal proceedings (see Note 20).

o.	Post-Employment Benefits

Post-employment benefits granted and to be granted to employees, retirees, and pensioners are based on an actuarial calculation prepared by an independent actuary and reviewed by management, using the projected unit credit method (see Note 18.b). The actuarial gains and losses are recognized in cumulative other comprehensive income in the “Valuation adjustments” and presented in the statement of shareholders’ equity.

p.	Other Liabilities

Other liabilities are stated at known or measurable amounts plus, if applicable, related charges, monetary restatement, and changes in exchange rates incurred. When applicable, other liabilities are recognized at present value, based on interest rates that reflect the term, currency, and risk of each transaction.

q.	Foreign Currency Transactions

Foreign currency transactions carried out by the Company or its subsidiaries are remeasured into their functional currency at the exchange rate prevailing at the date of each transaction. Outstanding monetary assets and liabilities of the Company and its subsidiaries are translated using the exchange rate at the date of the reporting period. The effect of the difference between those exchange rates is recognized in profit or loss until the conclusion of each transaction.

r.	Basis for Translation of Financial Statements of Foreign Subsidiaries

Assets and liabilities of the foreign subsidiaries, denominated in currencies other than that of the Company (functional currency: Brazilian Real), which have administrative autonomy, are translated using the exchange rate at the end of the reporting year. Revenues and expenses are translated using the average exchange rate of each year and shareholders’ equity is translated at the historical exchange rate of each transaction affecting shareholders’ equity. Gains and losses resulting from changes in these foreign investments are directly recognized in shareholders’ equity in cumulative other comprehensive income in the “cumulative translation adjustments” and will be recognized in profit or loss if these investments are disposed of. The balance in cumulative other comprehensive income and presented in the shareholders’ equity as cumulative translation adjustments in 2017 was a gain of R$ 53,061 (gain of R$ 7,519 in 2016) - see Note 23.g - Cumulative Translation Adjustments.

The foreign subsidiaries with functional currency different from the Company and which have administrative autonomy are listed below:

Subsidiary	Functional currency	Location

Oxiteno México S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Corporativos S.A. de C.V.	Mexican Peso	Mexico
Oxiteno Servicios Industriales de C.V.	Mexican Peso	Mexico
Oxiteno USA LLC	U.S. Dollar	United States
Oxiteno Uruguay S.A. (i)	U.S. Dollar	Uruguay
Oxiteno Andina, C.A. (ii)	Bolivar	Venezuela

(i) The subsidiary Oxiteno Uruguay S.A. (“Oxiteno Uruguay”) determined its functional currency as the U.S. dollar (“US$”), as its inventory sales, purchases of raw material inputs, and financing activities are performed substantially in this currency.

(ii) According the definition and general guidance of IAS 29, the characteristics of the economic environment of Venezuela indicate that this country is a hyperinflationary economy. As a result, the financial information of Oxiteno Andina, C.A. (“Oxiteno Andina”) was adjusted by the Venezuelan Consumer Price Index.

On May 19, 2017, the Venezuelan Central Bank issued Foreign Exchange Regulation No. 38, altering the Venezuelan foreign exchange markets and regulating the legally recognized types of exchange rates:

a) DIPRO - Tipo de Cambio Protegido (Exchange Protected): Bolivar (“VEF”) is traded at an exchange rate of 9.975 VEF/US$ for purchase and 10.00 VEF/US$ for sale. This rate is applied to importation of essential goods (medicines and food) and raw materials and inputs related to the production of these sectors, which transactions are channeled through CENCOEX - Centro Nacional de Comercio Exterior en Venezuela;

b) DICOM - Tipo de Cambio Complementario Flotante de Mercado Supplemental (Floating Market Exchange): Bolivar was traded at the variable exchange rate of 3,345.00 VEF/US$ for sale and 3,336.64 VEF/US$ for purchase in the last auction of 2017. This rate is applied to all unforeseen currency settlement transactions not expressly set forth in the Foreign Exchange Regulation, which transactions are processed through alternative currency markets.

Due to the political and economic situation in Venezuela, the Company’s management uses the DICOM exchange rate in the translation.

Assets and liabilities of the other foreign subsidiaries, which do not have administrative autonomy, are considered an extension of the activities of their parent company and are translated using the exchange rate at the end of the reporting period. Gains and losses resulting from changes in these foreign investments are directly recognized as financial income or loss. The gain recognized in income in 2017 amounted to R$ 7,368 (R$ 3,425 gain in 2016 and R$ 6,243 gain in 2015).

s.	Use of Estimates, Assumptions and Judgments

The preparation of the financial statements requires the use of estimates, assumptions, and judgments for the accounting of certain assets, liabilities, and income. Therefore, the Company’s and subsidiaries’ management use the best information available at the time of preparation of the financial statements, as well as the experience of past and current events, also considering assumptions regarding future events. The financial statements therefore include estimates, assumptions, and judgments related mainly to determining the fair value of financial instruments (Notes 2.c, 2.k, 4, 14 and 31), the determination of the allowance for doubtful accounts (Notes 2.d, 5 and 31), the determination of provisions for losses of inventories (Notes 2.e and 6), the determination of deferred income taxes amounts (Notes 2.l and 9), the determination of control in subsidiaries (Notes 2.r and 3), the determination of joint control in joint venture (Notes 2.f and 11.a), the determination of significant influence in associates (Notes 2.f and 11.b), the determination of exchange rate used to translation of Oxiteno Andina’ information (Note 2.r), the useful lives of property, plant, and equipment (Notes 2.g and 12), the useful lives of intangible assets, and the determination of the recoverable amount of goodwill (Notes 2.i and 13), provisions for assets retirement obligations (Notes 2.m and 19), provisions for tax, civil, and labor risks (Notes 2.n and 20), estimates for the preparation of actuarial reports (Notes 2.o and 18.b) and the determination of fair value of subscription warrants – indemnification (Notes 22 and 31). The actual result of the transactions and information may differ from their estimates.

t.	Impairment of Assets

The Company and its subsidiaries review, every report period, the existence of any indication that an asset may be impaired and annually test intangible assets with indefinite useful life. If there is an indication, the Company and its subsidiaries estimate the recoverable amount of the asset. Assets that cannot be evaluated individually are grouped in the smallest group of assets that generate cash flow from continuous use and that are largely independent of cash flows of other assets (cash generating units “CGU”). The recoverable amount of assets or CGUs corresponds to the greater of their fair value net of applicable direct selling costs and their value in use.

The fair value less costs of disposal is determined by the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date, net of costs of removing the asset, and direct incremental costs to bring an asset into condition for its sale, legal costs, and taxes.

To assess the value in use, the Company and its subsidiaries consider the projections of future cash flows, trends, and outlooks, as well as the effects of obsolescence, demand, competition, and other economic factors. Such cash flows are discounted to their present values using the discount rate before tax that reflects market conditions for the period of impairment testing and the specific risks of the asset or CGU being evaluated. In cases where the expected discounted future cash flows are less than their carrying amount, an impairment loss is recognized for the amount by which the carrying value exceeds the fair value of these assets. Losses for impairment of assets are recognized in profit or loss. In case goodwill has been allocated to a CGU, the recognized losses are first allocated to reduce the corresponding goodwill. If the goodwill is not enough to absorb such losses, the surplus is allocated to the assets on a pro-rata basis. An impairment of goodwill cannot be reversed. For other assets, impairment losses may be reversed only to the extent that the asset's carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if the impairment had not been recognized.

No impairment was recognized in the present year (see Note 13.i) and for the year ended December 31, 2015. For the year ended December 31, 2016, the Company recognized an impairment loss in the amount of R$ 2,114, which correspond to R$ 1,695 related to goodwill and R$ 419 related to other intangible assets, from subsidiary Oxiteno Andina. There is a space missing (ended December): No impairment was recognized in the present year (see Note 13.i) and for the year ended December 31, 2015. For the year ended December 31, 2016, the Company recognized an impairment loss in the amount of R$ 2,114, which correspond to R$ 1,695 related to goodwill and R$ 419 related to other intangible assets, from subsidiary Oxiteno Andina.

u.	Adjustment to Present Value

The Company and its subsidiaries reviewed all items classified as non-current and, when relevant, current assets and liabilities. No recognition of present value adjustments that would have relevant effects were identified.

v.	Business Combination

A business combination is accounted applying the acquisition method. The cost of the acquisition is measured based on the consideration transferred and to be transferred, measured at fair value at the acquisition date. In a business combination, the assets acquired and liabilities assumed are measured in order to classify and allocate them accordingly to the contractual terms, economic circumstances and relevant conditions on the acquisition date. The non-controlling interest in the acquired is measured based on its interest in identifiable net assets acquired. Goodwill is measured as the excess of the consideration transferred and to be transferred over the fair value of net assets acquired (identifiable assets and liabilities assumed, net). After the initial recognition, goodwill is measured at cost less any accumulated impairment losses. For impairment testing purposes, goodwill is allocated to the Company’s operating segments. When the cost of the acquisition is lower than the fair value of net assets acquired, a gain is recognized directly in the income statement. Costs related to the acquisition are recorded in the income statement when incurred.

x.	Statements of Cash Flows Indirect Method

The Company and its subsidiaries prepared its consolidated statements of cash flows in accordance with IAS 7 - Cash Flow Statement. The Company and its subsidiaries present the interest paid on loans and debentures in financing activities. The Company and its subsidiaries present financial investments on a net basis of interest income in the investment activities.

y.	Adoption of the Pronouncements Issued by the IASB

The following standards, amendments, and interpretations to IFRS were issued by the IASB which are effective as of December 31, 2017:

Effective date
• IAS 7 – Disclosure Initiative – Amendments to IAS 7: clarifications made by the IASB related to liabilities arising from financing activities (see Note 14.a).	2017
• IAS 12 – Recognition of Deferred Tax Assets for Unrealised Losses – Amendments to IAS 12: clarifications made by the IASB on the recognition of deferred tax assets on unrealised losses.	2017

The following standards, amendments, and interpretations to IFRS were issued by the IASB but are not yet effective and were not adopted as of December 31, 2017:

Effective date
• IFRS 9 – Financial instrument classification and measurement: includes new requirements for the classification and measurement of financial assets and liabilities, derecognition requirements, new impairment methodology for financial instruments, and new hedge accounting guidance.	2018
• IFRS 15 - Revenue from contracts with customers: establish the principles of nature, amount, timing and uncertainty of revenue and cash flow arising from a contract with a customer.	2018
• IFRS 16 - Lease: requires lessees record, in the financial statements, a liability reflecting future payments of a lease and the right to use an asset for the lease contracts, except for certain short-term leases and low asset value contracts. The criteria for recognition and measurement of leases in the financial statements of lessors are substantially maintained.	2019

The Company and its subsidiaries did not adopt in advance these IFRS in their financial statements for the year ended December 31, 2017.

The Company and its subsidiaries disclosed the relevant information, known or reasonably estimated to the possible impacts on the adoption of IFRS 9 and 15 that were available in the preparation of these financial statements, and are subject to change until the first complete financial statements with the initial adoption are disclosed in 2018.

(1) IFRS 9 adoption - Financial instruments:

a)	Classification and measurement of financial instruments:

The Company and its subsidiaries evaluated the classification and measurement of financial instruments and, based on its business model, preliminarily concluded that the most part of the financial investments will be classified as measured at fair value through other comprehensive income, except for funds that will be classified as measured at fair value through profit or loss and financial investments given as collateral for loans that will be classified as amortized cost.

The Company and its subsidiaries do not expect material impacts resulting from these changes.

b)	Expected credit losses

The Company and its subsidiaries assessed the expected credit losses on trade receivables, taking into account, at the initial recognition of the contract, the expected losses for the next 12 months and for the useful life of the contract when the deterioration or improvement of customers' credit quality.

The Company and its subsidiaries evaluated the impact of this change and the previously amount indicates an additional allowance for doubtful accounts in the amount of R$ 173,314, which effect of R$ 121,563 recognized in the opening balance in the retained earnings. The deferred IRPJ and CSLL effect will be recognized on the amounts above.

c)	Derivative financial instruments

The Company and its subsidiaries have not identified impacts arising from this change and are evaluating the adoption of IFRS 9 or the permanence of the application of IAS 39.

The Company and its subsidiaries are evaluating the practical implementation from the initial adoption of IFRS 9 to conclude whether the retrospective or prospective adoption will be made.

(2) IFRS 15 adoption - Revenue recognition from contracts with customers:

The Company and its subsidiaries evaluated all the stages for the recognition of their revenues from contracts with customers and based on their diagnosis did not identify material measurement impacts resulting from the adoption of this standard.

In relation to the presentation in the income statement, the Company and its subsidiaries evaluated that certain expenses that are currently been allocated as selling and marketing expenses, after the adoption of IFRS15, will be presented as a reduction of revenue, substantially the amortization expenses of exclusive contracts to operate Ipiranga service stations. In 2017 the amortization recognized as selling and marketing expenses was R$ 463,049.

The Company and its subsidiaries are evaluating the practical implementation of the initial adoption of IFRS 15 to conclude whether the retrospective or prospective adoption will be made.

The table below summarizes the estimate impacts of the IFRS 9 and 15 adoption:

As of December 31, 2017

Balance sheet	As disclosed	IFRS 9 (1) adoption	IFRS 15 (2) adoption	After adoption IFRS 9 and 15

Current assets	15,201,291	(173,314)	-	15,027,977
Non-current assets	13,139,031	-	-	13,139,031
Total assets	28,340,322	(173,314)	-	28,167,008

Current liabilities	7,013,988	-	-	7,013,988
Non-current liabilities	11,605,502	(58,927)	-	11,546,575
Shareholder’s equity	9,720,832	(114,387)	-	9,606,445
Total liabilities and shareholders' equity	28,340,322	(173,314)	-	28,167,008

Income statements

Net revenue from sales and services	80,007,422	-	(463,049)	79,544,373
Cost of products and services sold	(72,735,781)	-	-	(72,735,781)
Selling and marketing expenses	(2,885,311)	(51,751)	463,049	(2,474,013)
General and administrative expenses	(1,576,528)	-	-	(1,576,528)
Financial result, net	(474,296)	-	-	(474,296)
Income tax and social contribution	(839,429)	17,595	-	(821,834)
Net income for the year	1,573,868	(34,156)	-	1,539,712

Earnings per share - basic	2.9056	(0.0630)	-	2.8426
Earnings per share - diluted	2.8847	(0.0626)	-	2.8221

In relation to leases - IFRS 16, the Company and its subsidiaries are quantifying the potential effects of this pronouncement, and it is expected to have a relevant impact on the recognition of the right of use and debt related to lease contracts of the land and building of service stations, drugstores and stores given the number of lease agreements the Company has in place. The Company is evaluating the transition options that it will apply upon the adoption of the new standard. See Note 32.c for additional information regarding Company´s lease agreements.

z.	Authorization for Issuance of the Financial Statements

These financial statements were authorized for issue by the Board of Officers on April 06, 2018.